8. Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)
Raw materials | $		$ 146		$ 124
Work in progress | $		38		47
Finished goods | $		359		323
Inventory | $		$ 543		$ 494
ZHEJIANG TIANLAN
Raw materials	¥ 9,121		¥ 7,425
Work in progress	6,360		5,485
Finished goods	573		2,066
Inventory	16,054		14,976
ZHEJIANG JIAHUAN
Raw materials	3,763		2,680
Work in progress	9,840		15,068
Finished goods	18,646		20,410
Inventory	¥ 32,249		¥ 38,158